STOCK-BASED COMPENSATION (Details) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Stock-based compensation	$ 1,159,911	$ 655,656	$ 907,460	$ 353,340	$ 2,854,873
Employee and Director Stock Option [Member]
Stock-based compensation	982,624	471,174	761,056	353,340	2,636,745
Employee and Director Stock Option [Member] | Research and Development Expense [Member]
Stock-based compensation	234,816	121,393	190,172	61,791	488,558
Employee and Director Stock Option [Member] | General and Administrative Expense [Member]
Stock-based compensation	747,808	349,781	570,884	291,549	2,148,187
Non Employee Consultant Stock Option [Member]
Stock-based compensation	177,287	184,482	146,404	0	395,415
Non Employee Consultant Stock Option [Member] | Research and Development Expense [Member]
Stock-based compensation	85,265	46,851	36,157	0	121,422
Non Employee Consultant Stock Option [Member] | General and Administrative Expense [Member]
Stock-based compensation	$ 92,022	$ 137,631	$ 110,247	$ 0	$ 273,993